Discontinued operations	12 Months Ended
Dec. 31, 2023
Discontinued operations
Discontinued operations
29 Discontinued operations

The transactions of Oxiteno and Extrafarma sale were concluded on April 1, 2022 and August 1, 2022, respectively. The Company accounted for the disposal of investments in accordance with the international standard IFRS 5 ‐ Non-current Assets Held for Sale and Discontinued Operations, which require recognizing any assets and liabilities as “Held‐for‐sale assets” and “Liabilities related to held‐for‐sale assets” in the balance sheet and reporting the income (loss) of the companies sold up to the sale date, as well as the gain (loss) from the sale of the investments, as “Discontinued operations” in the statement of income.

The divestments of Oxiteno and Extrafarma are aligned with Ultrapar's portfolio review. With a more complementary and synergistic businesses, Ultrapar concludes the rationalization phase of its portfolio and will now concentrate on developing investment opportunities in the verticals of energy and infrastructure, with increasing focus on energy transition, leveraged by its portfolio and expertise. In this context, the Company announced in 2021 the contracts signing described below and classified these transactions as discontinued operations.

The tables of discontinued operation are detailed below and include the profit or loss incurred throughout 2022, when applicable. Eliminations refer to intercompany transactions, substantially represented by purchase and sale transactions, effects on the profit or loss of foreign debts contemplating hedging instruments, among others.

a. The results and cash flows from discontinued operations for the year ended December 31, 2022, are shown below:

	Oxiteno	Extrafarma	Eliminations (*)	Ultrapar	12/31/2022
Net revenue from sales and services	2,039,287	1,235,487	(7,241)	-	3,267,533
Cost of products and services sold	(1,580,000)	(912,310)	7,241	-	(2,485,069)
Gross profit	459,287	323,177	-	-	782,464
Selling, marketing and administrative	(201,365)	(438,601)	-	-	(639,966)
Other operating income (expenses), net	10,736	(5,951)	-	241,325	246,110
Operating income (loss)	268,658	(121,375)	-	241,325	388,608
Share of profit (loss) of subsidiaries, joint ventures and associates	(231)	-	-	-	(231)
Income (loss) before financial result and income and social contribution taxes	268,427	(121,375)	-	241,325	388,377
Financial result, net	23,153	(25,059)	54,431	-	52,525
Income (loss) before income and social contribution taxes	291,580	(146,434)	54,431	241,325	440,902
Income and social contribution taxes	(16,924)	20,826	(18,507)	(202,895)	(217,500)
Net effect of cessation of depreciation (i)	51,372	27,084	-	-	78,456
Net income (loss) for the year	326,028	(98,524)	35,924	38,430	301,858

(*)	Elimination between continuing and discontinued operations related to the intercompany loan between Ultrapar International and Oxiteno.
(i)	As of January 1, 2022, the depreciation and amortization of assets classified as held for sale ceased, in compliance with item 25 of IFRS 5.

	Oxiteno	Extrafarma	Eliminations	12/31/2022
Net cash (consumed) provided by operating activities	(81,558)	(68,370)	180,478	30,550
Net cash (consumed) provided by investing activities	1,011,736	(25,323)	(1,206,603)	(220,190)
Net cash (consumed) provided by financing activities	(1,245,754)	40,585	1,026,144	(179,025)
Effect of exchange rate variation on cash and cash equivalents in foreign currency	(19,316)	-	-	(19,316)
Increase (decrease) in cash and cash equivalents	(334,892)	(53,108)	19	(387,981)

In the Parent, the proceeds from the sale of Oxiteno and the share of profit (loss) of investees Oxiteno and Extrafarma, net of transactions with related parties, had an impact of R$ 301,858 in 2022, classified as income from discontinued operations in the consolidated financial statements.

b. The results and cash flows from discontinued operations for the year ended December 31, 2021, are shown below:

	Oxiteno	Extrafarma	Eliminations(*)	Total
Net revenue from sales and services	7,102,771	1,986,932	(23,908)	9,065,795
Cost of products and services sold	(5,540,773)	(1,384,316)	23,908	(6,901,181)
Gross profit	1,561,998	602,616	-	2,164,614
Operating income (expenses)
Selling, marketing and administrative	(978,221)	(685,794)	-	(1,664,015)
Impairment	-	(427,529)	-	(427,529)
Other operating income (expenses), net	26,924	(1,109)	-	25,815
Operating income (loss)	610,701	(511,816)	-	98,885
Share of profit (loss) of subsidiaries, joint ventures and associates	48	-	-	48
Income (loss) before financial result and income and social contribution taxes	610,749	(511,816)	-	98,933
Financial result, net	(431,441)	(45,265)	329,736	(146,970)
Income (loss) before income and social contribution taxes	179,308	(557,081)	329,736	(48,037)
Income and social contribution taxes	69,995	155,416	(112,110)	113,301
Net income (loss) for the year	249,303	(401,665)	217,626	65,264
Depreciation and amortization for the year (i)	308,564	154,850	-	463,414

(*)	Elimination between the continued operations and discontinued operations related to loan between Ultrapar International and Oxiteno.
(i)	Balances included for a complete breakdown of segment information.

	Oxiteno	Extrafarma	Eliminations	Total
Net cash provided by (used in) operating activities	1,016,580	(33,273)	(788)	982,519
Net cash used in investing activities	(122,363)	(35,072)	(1,298)	(158,733)
Net cash (used in) provided by financing activities	(1,054,930)	35,286	466,677	(552,967)
Effect of exchange rate changes on cash and cash equivalents in foreign currency	56,553	-	-	56,553
(Decrease) increase in cash and cash equivalents	(104,160)	(33,059)	464,591	327,372

In the Parent, the share of profit (loss) of investees Oxiteno and Extrafarma, net of transactions with related parties, were re-presented as discontinued operations in the total amount of R$ 65,264 in the statement of income for 2021.